Note 5 - Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Summary of Loans Receivable [Table Text Block]
(Dollars in thousands)	201 8	2017
Residential real estate loans:
Single family conventional	$110,580	106,881
Single family Federal Housing Administration (FHA)	84	88
Single family Veterans Administration (VA)	34	36
	110,698	107,005
Commercial real estate:
Lodging	45,259	55,675
Retail/office	69,539	64,780
Nursing home/health care	3,712	7,352
Land developments	18,865	21,058
Golf courses	397	1,112
Restaurant/bar/café	8,196	5,929
Warehouse	34,634	25,891
Construction:
Single family	20,442	23,090
Multi-family	4,931	11,649
Commercial real estate	3,571	11,705
Manufacturing	22,029	22,136
Churches/community service	11,103	12,734
Multi-family	50,150	28,649
Other	43,302	42,357
	336,130	334,117
Consumer:
Autos	2,483	2,894
Home equity line	32,273	36,869
Home equity	16,733	15,823
Recreational vehicles	16,226	13,181
Land/lots	2,145	1,587
Other - secured	1,423	1,911
Other – unsecured	1,249	1,502
	72,532	73,767
Commercial business	75,496	79,909
Total loans	594,856	594,798
Less:
Unamortized discounts	17	19
Net deferred loan costs	(535)	(463)
Allowance for loan losses	8,686	9,311
Total loans receivable, net	$586,688	585,931
Commitments to originate or purchase loans	$13,183	24,692
Commitments to deliver loans to secondary market	$7,289	5,629
Weighted average contractual rate of loans in portfolio	4.83%	4.56%

Schedule of Loans and Leases Receivable, Single Family and Multi Family Residential Loans by Location [Table Text Block]
	201 8		2017
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$2,778	2.5%	$3,605	3.4%
Minnesota	98,505	89.0	90,345	84.4
Missouri	0	0.0	1,841	1.7
Wisconsin	8,105	7.3	9,894	9.3
Other states (1)	1,310	1.2	1,320	1.2
Total	$110,698	100.0%	$107,005	100.0%

Schedule of Loans and Leases Receivables Gross Carrying Amount, Commercial Real Estate by Location [Table Text Block]
	201 8		2017
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$0	0.0%	$1,742	0.5%
Florida	4,795	1.4	2,790	0.9
Idaho	3,171	0.9	3,371	1.0
Indiana	3,031	0.9	3,374	1.0
Iowa	7,563	2.3	4,755	1.4
Minnesota	238,397	70.9	232,991	69.8
North Carolina	5,442	1.6	5,996	1.8
North Dakota	1,043	0.3	1,093	0.3
Ohio	1,566	0.5	1,680	0.5
Pennsylvania	1,914	0.6	2,056	0.6
Wisconsin	67,196	20.0	72,510	21.7
Other states (1)	2,012	0.6	1,759	0.5
Total	$336,130	100.0%	$334,117	100.0%